VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—48.7%
Aerospace & Defense—1.4%
Axon Enterprise, Inc.(1)	136	$98
BWX Technologies, Inc.	256	47
Carpenter Technology Corp.	358	88
GE Aerospace	464	140
General Dynamics Corp.	349	119
Howmet Aerospace, Inc.	927	182
Kratos Defense & Security Solutions, Inc.(1)	553	50
L3Harris Technologies, Inc.	209	64
Lockheed Martin Corp.	268	134
Northrop Grumman Corp.	97	59
RTX Corp.	554	93
TransDigm Group, Inc.	248	327
VSE Corp.	334	55
		1,456

Air Freight & Logistics—0.2%
Expeditors International of Washington, Inc.	1,764	216
Automobile Components—0.5%
Cooper-Standard Holdings, Inc.(1)	1,788	66
Dana, Inc.	3,054	61
Dorman Products, Inc.(1)	685	107
Garrett Motion, Inc.	4,626	63
Gentex Corp.	1,938	55
Standard Motor Products, Inc.	2,551	104
Visteon Corp.	831	100
		556

Automobiles—0.2%
Winnebago Industries, Inc.	4,733	158
Banks—2.5%
Bank First Corp.	797	97
Bank of America Corp.	825	43
Bank of N.T. Butterfield & Son Ltd. (The)	2,305	99
BANK OZK	1,990	102
City Holding Co.	2,538	314
Customers Bancorp, Inc.(1)	1,590	104
First Citizens BancShares, Inc. Class A	127	227
Firstsun Capital Bancorp(1)	2,354	91
Guaranty Bancshares, Inc.	1,658	81
Heritage Commerce Corp.	4,452	44
Home BancShares, Inc.	3,575	101
JPMorgan Chase & Co.	274	86
Metropolitan Bank Holding Corp.	1,333	100
Nicolet Bankshares, Inc.	756	102
Northwest Bancshares, Inc.	3,725	46
NU Holdings Ltd. Class A(1)	4,250	68
Pathward Financial, Inc.	3,060	227
Synovus Financial Corp.	6,606	324
Veritex Holdings, Inc.	10,389	348
		2,604

	Shares	Value

Beverages—0.8%
Coca-Cola Europacific Partners plc	555	$50
Monster Beverage Corp.(1)	2,944	198
National Beverage Corp.(1)	3,805	140
PepsiCo, Inc.	403	57
Primo Brands Corp. Class A	16,856	373
		818

Biotechnology—1.0%
AbbVie, Inc.	216	50
ACADIA Pharmaceuticals, Inc.(1)	2,387	51
Akero Therapeutics, Inc.(1)	1,104	52
Exelixis, Inc.(1)	2,681	111
Halozyme Therapeutics, Inc.(1)	1,118	82
Incyte Corp.(1)	695	59
Insmed, Inc.(1)	440	63
Kiniksa Pharmaceuticals International plc Class A(1)	2,364	92
Madrigal Pharmaceuticals, Inc.(1)	157	72
Mirum Pharmaceuticals, Inc.(1)	574	42
Natera, Inc.(1)	1,358	218
PTC Therapeutics, Inc.(1)	1,744	107
Soleno Therapeutics, Inc.(1)	617	42
Summit Therapeutics, Inc.(1)	3,037	63
		1,104

Broadline Retail—0.6%
Amazon.com, Inc.(1)	722	159
Dillard’s, Inc. Class A	124	76
eBay, Inc.	656	60
Etsy, Inc.(1)	1,082	72
MercadoLibre, Inc.(1)	105	245
		612

Building Products—1.1%
A.O. Smith Corp.	900	66
Advanced Drainage Systems, Inc.	384	53
Allegion plc	770	137
American Woodmark Corp.(1)	2,408	161
Armstrong World Industries, Inc.	534	105
Carlisle Cos., Inc.	384	126
Insteel Industries, Inc.	2,710	104
Johnson Controls International plc	500	55
Lennox International, Inc.	108	57
Masco Corp.	1,102	78
Trane Technologies plc	354	149
Zurn Elkay Water Solutions Corp.	2,127	100
		1,191

Capital Markets—2.8%
Artisan Partners Asset Management, Inc. Class A	1,422	62
Bank of New York Mellon Corp. (The)	576	63
	Shares	Value

Capital Markets—continued
Blackrock, Inc.	229	$267
Broadridge Financial Solutions, Inc.	396	94
Brookfield Corp.	1,070	73
Cboe Global Markets, Inc.	334	82
CME Group, Inc. Class A	190	51
Cohen & Steers, Inc.	852	56
Diamond Hill Investment Group, Inc.	450	63
Evercore, Inc. Class A	227	77
FactSet Research Systems, Inc.	749	215
Federated Hermes, Inc. Class B	3,184	165
Franklin Resources, Inc.	4,470	103
Freedom Holding Corp. N.V.(1)	513	88
Goldman Sachs Group, Inc. (The)	95	76
Golub Capital BDC, Inc.	3,027	41
Interactive Brokers Group, Inc. Class A	1,690	116
Intercontinental Exchange, Inc.	232	39
Invesco Ltd.	2,742	63
Janus Henderson Group plc	3,689	164
Kayne Anderson BDC, Inc.	3,431	46
Main Street Capital Corp.	648	41
MarketAxess Holdings, Inc.	394	69
Moelis & Co. Class A	1,970	141
Morningstar, Inc.	314	73
MSCI, Inc. Class A	123	70
Nasdaq, Inc.	593	52
Nuveen Churchill Direct Lending Corp.	2,892	40
PJT Partners, Inc. Class A	414	74
S&P Global, Inc.	199	97
StoneX Group, Inc.(1)	448	45
Trinity Capital, Inc.	9,483	147
WisdomTree, Inc.	10,805	150
		3,003

Chemicals—1.3%
Cabot Corp.	5,491	417
Ecolab, Inc.	197	54
Ingevity Corp.(1)	1,348	74
Linde plc	6	3
RPM International, Inc.	4,281	505
Scotts Miracle-Gro Co. (The)	6,039	344
		1,397

Commercial Services & Supplies—1.3%
CECO Environmental Corp.(1)	1,406	72
Cintas Corp.	879	181
CoreCivic, Inc.(1)	2,919	59
Ennis, Inc.	3,741	68
GEO Group, Inc. (The)(1)	1,738	36
Healthcare Services Group, Inc.(1)	5,638	95
OPENLANE, Inc.(1)	1,743	50
Republic Services, Inc. Class A	298	68
Rollins, Inc.	2,150	126
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Commercial Services & Supplies—continued
Steelcase, Inc. Class A	15,257	$263
UniFirst Corp.	1,332	223
Vestis Corp.	12,526	57
Waste Management, Inc.	282	62
		1,360

Communications Equipment—0.5%
Calix, Inc.(1)	1,668	102
Cisco Systems, Inc.	743	51
Lumentum Holdings, Inc.(1)	332	54
Motorola Solutions, Inc.	204	93
Ubiquiti, Inc.	333	220
		520

Construction & Engineering—1.1%
AECOM	465	61
Comfort Systems USA, Inc.	118	97
EMCOR Group, Inc.	182	118
Fluor Corp.(1)	1,402	59
IES Holdings, Inc.(1)	488	194
MYR Group, Inc.(1)	854	178
Primoris Services Corp.	1,791	246
Sterling Infrastructure, Inc.(1)	176	60
Valmont Industries, Inc.	275	106
		1,119

Construction Materials—0.2%
Eagle Materials, Inc.	423	99
Vulcan Materials Co.	378	116
		215

Consumer Finance—0.1%
Nelnet, Inc. Class A	385	48
SLM Corp.	1,533	43
		91

Consumer Staples Distribution & Retail—1.0%
Chefs’ Warehouse, Inc. (The)(1)	1,373	80
Costco Wholesale Corp.	442	409
Dollar Tree, Inc.(1)	1,254	118
Sprouts Farmers Market, Inc.(1)	875	95
Sysco Corp.	285	24
United Natural Foods, Inc.(1)	5,112	192
Walmart, Inc.	1,818	188
		1,106

Containers & Packaging—0.3%
AptarGroup, Inc.	722	96
Ardagh Metal Packaging S.A.	12,999	52
Avery Dennison Corp.	486	79
TriMas Corp.	2,708	105
		332

Distributors—0.1%
Genuine Parts Co.	376	52
	Shares	Value

Diversified Consumer Services—0.5%
Adtalem Global Education, Inc.(1)	730	$113
Grand Canyon Education, Inc.(1)	368	81
H&R Block, Inc.	3,633	184
Service Corp. International	423	35
Stride, Inc.(1)	1,126	167
		580

Diversified REITs—0.1%
Alexander & Baldwin, Inc.	994	18
American Homes 4 Rent Class A	1,336	45
AvalonBay Communities, Inc.	233	45
CTO Realty Growth, Inc.	1,240	20
		128

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc.	2,711	119
Electric Utilities—0.4%
Alliant Energy Corp.	335	23
American Electric Power Co., Inc.	190	21
Duke Energy Corp.	93	12
Entergy Corp.	220	21
Evergy, Inc.	346	26
Exelon Corp.	474	21
FirstEnergy Corp.	1,790	82
IDACORP, Inc.	137	18
NRG Energy, Inc.	254	41
OGE Energy Corp.	492	23
Pinnacle West Capital Corp.	216	19
Portland General Electric Co.	330	15
PPL Corp.	545	20
Southern Co. (The)	244	23
Xcel Energy, Inc.	310	25
		390

Electrical Equipment—0.5%
AMETEK, Inc.	632	119
Eaton Corp. plc	212	79
Emerson Electric Co.	371	49
GE Vernova, Inc.	140	86
Preformed Line Products Co.	457	89
Sensata Technologies Holding plc	2,156	66
		488

Electronic Equipment, Instruments & Components—1.1%
Advanced Energy Industries, Inc.	593	101
Jabil, Inc.	1,426	310
Kimball Electronics, Inc.(1)	2,549	76
Knowles Corp.(1)	4,684	109
Mirion Technologies, Inc. Class A(1)	2,020	47
Napco Security Technologies, Inc.	1,706	73
	Shares	Value

Electronic Equipment, Instruments & Components—continued
OSI Systems, Inc.(1)	437	$109
TE Connectivity plc	476	104
Trimble, Inc.(1)	807	66
TTM Technologies, Inc.(1)	937	54
Vontier Corp.	2,476	104
		1,153

Energy Equipment & Services—0.1%
Baker Hughes Co. Class A	1,242	60
Schlumberger N.V.	1,761	61
		121

Entertainment—0.9%
Electronic Arts, Inc.	1,294	261
Netflix, Inc.(1)	309	370
ROBLOX Corp. Class A(1)	454	63
Spotify Technology S.A.(1)	237	165
Walt Disney Co. (The)	546	63
		922

Financial Services—0.9%
Banco Latinoamericano de Comercio Exterior S.A. Class E	2,258	104
Corpay, Inc.(1)	271	78
Enact Holdings, Inc.	487	19
Federal Agricultural Mortgage Corp. Class C	601	101
Jack Henry & Associates, Inc.	132	20
Mastercard, Inc. Class A	292	166
NMI Holdings, Inc. Class A(1)	2,086	80
Toast, Inc. Class A(1)	1,270	46
Visa, Inc. Class A	1,006	343
WEX, Inc.(1)	281	44
		1,001

Food Products—1.1%
Archer-Daniels-Midland Co.	1,692	101
Cal-Maine Foods, Inc.	387	36
Hershey Co. (The)	470	88
Ingredion, Inc.	1,794	219
Lamb Weston Holdings, Inc.	1,257	73
Pilgrim’s Pride Corp.	881	36
Post Holdings, Inc.(1)	423	46
Seaboard Corp.	90	328
Simply Good Foods Co. (The)(1)	8,831	219
TreeHouse Foods, Inc.(1)	2,181	44
		1,190

Gas Utilities—0.3%
National Fuel Gas Co.	251	23
New Jersey Resources Corp.	462	22
ONE Gas, Inc.	1,297	105
Southwest Gas Holdings, Inc.	907	71
Spire, Inc.	185	15
UGI Corp.	3,081	103
		339

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Ground Transportation—0.5%
Lyft, Inc. Class A(1)	4,786	$105
Old Dominion Freight Line, Inc.	966	136
Uber Technologies, Inc.(1)	689	68
Union Pacific Corp.	809	191
		500

Health Care REITs—0.2%
American Healthcare REIT, Inc.	839	36
Community Healthcare Trust, Inc.	1,124	17
LTC Properties, Inc.	1,576	58
Omega Healthcare Investors, Inc.	430	18
Ventas, Inc.	1,528	107
		236

Healthcare Equipment & Supplies—0.7%
Alphatec Holdings, Inc.(1)	3,747	55
Becton Dickinson & Co.	29	5
Boston Scientific Corp.(1)	1,008	98
Edwards Lifesciences Corp.(1)	1,382	107
IDEXX Laboratories, Inc.(1)	101	65
Inmode Ltd.(1)	4,138	62
iRhythm Technologies, Inc.(1)	623	107
LivaNova plc(1)	1,802	94
Medtronic plc	658	63
Solventum Corp.(1)	837	61
Stryker Corp.	118	44
		761

Healthcare Providers & Services—0.6%
Cencora, Inc.	331	103
Chemed Corp.	168	75
CorVel Corp.(1)	950	74
GeneDx Holdings Corp. Class A(1)	474	51
Hims & Hers Health, Inc.(1)	363	21
McKesson Corp.	78	60
Pediatrix Medical Group, Inc.(1)	5,464	91
Progyny, Inc.(1)	2,835	61
Quest Diagnostics, Inc.	129	25
Tenet Healthcare Corp.(1)	198	40
		601

Healthcare Technology—0.0%
HealthStream, Inc.	1,750	49
Hotel & Resort REITs—0.0%
Apple Hospitality REIT, Inc.	3,875	47
Hotels, Restaurants & Leisure—2.1%
Booking Holdings, Inc.	97	524
Boyd Gaming Corp.	956	83
Brinker International, Inc.(1)	665	84
Cheesecake Factory, Inc. (The)	911	50
	Shares	Value

Hotels, Restaurants & Leisure—continued
Chipotle Mexican Grill, Inc. Class A(1)	5,492	$215
Choice Hotels International, Inc.	560	60
Domino’s Pizza, Inc.	270	117
DoorDash, Inc. Class A(1)	224	61
Hilton Worldwide Holdings, Inc.	497	129
Kura Sushi USA, Inc. Class A(1)	2,209	131
Marriott Vacations Worldwide Corp.	659	44
McDonald’s Corp.	399	121
MGM Resorts International(1)	1,680	58
Monarch Casino & Resort, Inc.	812	86
Penn Entertainment, Inc.(1)	3,073	59
Planet Fitness, Inc. Class A(1)	649	67
Royal Caribbean Cruises Ltd.	176	57
Sportradar Group AG Class A(1)	3,154	85
Wendy’s Co. (The)	4,662	43
Wingstop, Inc.	240	60
Yum! Brands, Inc.	764	116
		2,250

Household Durables—0.8%
DR Horton, Inc.	497	84
Garmin Ltd.	258	64
Green Brick Partners, Inc.(1)	684	50
Installed Building Products, Inc.	324	80
NVR, Inc.(1)	48	386
TopBuild Corp.(1)	368	144
		808

Household Products—0.7%
Church & Dwight Co., Inc.	133	12
Clorox Co. (The)	838	103
Colgate-Palmolive Co.	2,272	182
Kimberly-Clark Corp.	151	19
Procter & Gamble Co. (The)	905	139
Reynolds Consumer Products, Inc.	2,093	51
WD-40 Co.	1,065	210
		716

Independent Power and Renewable Electricity Producers—0.1%
Talen Energy Corp.(1)	119	51
Vistra Corp.	266	52
		103

Industrial Conglomerates—0.1%
3M Co.	223	35
Honeywell International, Inc.	451	95
		130

Industrial REITs—0.1%
EastGroup Properties, Inc.	287	49
	Shares	Value

Insurance—2.6%
Aflac, Inc.	107	$12
AMERISAFE, Inc.	4,760	209
Aon plc Class A	44	16
Arch Capital Group Ltd.	4,597	417
Brighthouse Financial, Inc.(1)	1,050	56
Brown & Brown, Inc.	181	17
Chubb Ltd.	235	66
CNA Financial Corp.	314	15
Gallagher (Arthur J.) & Co.	34	11
Globe Life, Inc.	344	49
Goosehead Insurance, Inc. Class A	780	58
Hartford Insurance Group, Inc. (The)	208	28
Investors Title Co.	816	219
Kinsale Capital Group, Inc.	148	63
Lincoln National Corp.	2,340	94
Loews Corp.	180	18
Markel Group, Inc.(1)	221	422
Marsh & McLennan Cos., Inc.	755	152
Old Republic International Corp.	716	30
Progressive Corp. (The)	270	67
RLI Corp.	6,865	448
White Mountains Insurance Group Ltd.	175	292
Willis Towers Watson plc	62	21
		2,780

Interactive Media & Services—0.7%
Alphabet, Inc. Class A	614	149
Cargurus, Inc. Class A(1)	1,727	64
Match Group, Inc.	4,329	153
Meta Platforms, Inc. Class A	162	119
Pinterest, Inc. Class A(1)	6,663	215
Yelp, Inc. Class A(1)	2,242	70
		770

IT Services—0.9%
Accenture plc Class A	2,154	531
Amdocs Ltd.	960	79
Cloudflare, Inc. Class A(1)	43	9
Hackett Group, Inc. (The)	3,458	66
Kyndryl Holdings, Inc.(1)	1,884	56
VeriSign, Inc.	790	221
		962

Leisure Products—0.2%
Hasbro, Inc.	371	28
Sturm Ruger & Co., Inc.	3,400	148
		176

Life Sciences Tools & Services—0.6%
Illumina, Inc.(1)	655	62
Medpace Holdings, Inc.(1)	193	99
Mettler-Toledo International, Inc.(1)	385	473
QIAGEN N.V.	1,105	49
		683

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Machinery—2.3%
Allison Transmission Holdings, Inc.	767	$65
Caterpillar, Inc.	188	90
CNH Industrial N.V.	3,933	43
Crane Co.	575	106
Cummins, Inc.	249	105
Donaldson Co., Inc.	723	59
Douglas Dynamics, Inc.	3,243	101
Enerpac Tool Group Corp. Class A	5,464	224
Gates Industrial Corp. plc(1)	4,124	102
Graco, Inc.	613	52
Greenbrier Cos., Inc. (The)	3,401	157
Illinois Tool Works, Inc.	639	167
Lincoln Electric Holdings, Inc.	772	182
Mueller Water Products, Inc. Class A	9,148	234
Oshkosh Corp.	796	103
Otis Worldwide Corp.	1,426	130
RBC Bearings, Inc.(1)	274	107
REV Group, Inc.	884	50
SPX Technologies, Inc.(1)	549	103
Standex International Corp.	463	98
Watts Water Technologies, Inc. Class A	374	105
Xylem, Inc.	740	109
		2,492

Marine Transportation—0.1%
Kirby Corp.(1)	685	57
Matson, Inc.	399	40
		97

Media—0.3%
Interpublic Group of Cos., Inc. (The)	9,137	255
New York Times Co. (The) Class A	843	48
News Corp. Class A	1,582	49
		352

Metals & Mining—0.5%
Agnico Eagle Mines Ltd.	387	65
Century Aluminum Co.(1)	1,968	58
Freeport-McMoRan, Inc.	1,350	53
Kinross Gold Corp.	4,050	101
Reliance, Inc.	568	160
Southern Copper Corp.	696	84
		521

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Ellington Financial, Inc.	7,354	95
Invesco Mortgage Capital, Inc.	6,374	48
PennyMac Mortgage Investment Trust	4,079	50
Rithm Capital Corp.	7,507	86
		279

Multi-Utilities—0.4%
CMS Energy Corp.	669	49
	Shares	Value

Multi-Utilities—continued
Consolidated Edison, Inc.	124	$12
DTE Energy Co.	194	27
NiSource, Inc.	592	26
Northwestern Energy Group, Inc.	4,641	272
WEC Energy Group, Inc.	205	24
		410

Office REITs—0.1%
Brandywine Realty Trust	13,233	55
COPT Defense Properties	1,909	56
		111

Oil, Gas & Consumable Fuels—1.6%
Chevron Corp.	332	51
Core Natural Resources, Inc.	837	70
CVR Energy, Inc.	212	8
Dorchester Minerals LP	4,155	108
Dorian LPG Ltd.	11,181	333
Enterprise Products Partners LP	2,954	92
Exxon Mobil Corp.	691	78
MPLX LP	934	47
Phillips 66	458	62
Plains All American Pipeline LP	9,415	161
Plains GP Holdings LP Class A(1)	1,134	21
Targa Resources Corp.	232	39
Texas Pacific Land Corp.	363	339
Valero Energy Corp.	818	139
Vital Energy, Inc.(1)	7,899	133
		1,681

Paper & Forest Products—0.2%
Louisiana-Pacific Corp.	1,876	167
Sylvamo Corp.	2,025	89
		256

Passenger Airlines—0.2%
Southwest Airlines Co.	1,892	60
United Airlines Holdings, Inc.(1)	1,037	100
		160

Personal Care Products—0.2%
BellRing Brands, Inc.(1)	1,729	63
Edgewell Personal Care Co.	7,852	160
Kenvue, Inc.	1,348	22
		245

Pharmaceuticals—0.4%
Bausch Health Cos., Inc.(1)	2,425	16
Corcept Therapeutics, Inc.(1)	2,009	167
Innoviva, Inc.(1)	2,843	52
Johnson & Johnson	458	85
Zoetis, Inc. Class A	434	63
		383

	Shares	Value

Professional Services—0.7%
Alight, Inc. Class A	8,946	$29
Clarivate plc(1)	13,271	51
Concentrix Corp.	1,088	50
Heidrick & Struggles International, Inc.	2,096	104
Huron Consulting Group, Inc.(1)	731	107
IBEX Holdings Ltd.(1)	1,570	64
Kforce, Inc.	1,464	44
Leidos Holdings, Inc.	449	85
Paychex, Inc.	580	74
Robert Half, Inc.	2,034	69
Thomson Reuters Corp.	273	42
Verisk Analytics, Inc. Class A	271	68
		787

Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(1)	707	111
Forestar Group, Inc.(1)	4,228	112
Howard Hughes Holdings, Inc.(1)	2,017	166
Jones Lang LaSalle, Inc.(1)	415	124
		513

Residential REITs—0.1%
Elme Communities	1,754	30
UDR, Inc.	2,725	101
		131

Retail REITs—0.0%
Getty Realty Corp.	671	18
Regency Centers Corp.	199	15
		33

Semiconductors & Semiconductor Equipment—0.6%
Allegro MicroSystems, Inc.(1)	1,817	53
Broadcom, Inc.	390	129
Intel Corp.	300	10
KLA Corp.	84	91
Lam Research Corp.	561	75
Lattice Semiconductor Corp.(1)	531	39
Monolithic Power Systems, Inc.	70	64
NVIDIA Corp.	85	16
Qorvo, Inc.(1)	672	61
Rambus, Inc.(1)	352	37
Texas Instruments, Inc.	334	61
		636

Software—2.0%
A10 Networks, Inc.	3,974	72
AppLovin Corp. Class A(1)	40	29
Atlassian Corp. Class A(1)	602	96
Autodesk, Inc.(1)	250	79
BlackLine, Inc.(1)	1,235	66
Check Point Software Technologies Ltd.(1)	379	78
Commvault Systems, Inc.(1)	364	69
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Software—continued
CyberArk Software Ltd.(1)	651	$315
Docusign, Inc. Class A(1)	814	59
Dropbox, Inc. Class A(1)	2,296	69
Fair Isaac Corp.(1)	154	231
Gen Digital, Inc.	5,652	161
InterDigital, Inc.	400	138
Manhattan Associates, Inc.(1)	824	169
Nutanix, Inc. Class A(1)	1,429	106
Palantir Technologies, Inc. Class A(1)	243	44
Pegasystems, Inc.	1,293	74
Qualys, Inc.(1)	459	61
Rapid7, Inc.(1)	555	10
Roper Technologies, Inc.	193	96
Rubrik, Inc. Class A(1)	484	40
Salesforce, Inc.	229	54
		2,116

Specialized REITs—0.6%
Crown Castle, Inc.	1,105	106
Four Corners Property Trust, Inc.	666	16
Gaming & Leisure Properties, Inc.	700	33
Lamar Advertising Co. Class A	755	92
Public Storage	436	126
Rayonier, Inc.	4,170	111
SBA Communications Corp. Class A	536	104
VICI Properties, Inc. Class A	462	15
		603

Specialty Retail—2.0%
Asbury Automotive Group, Inc.(1)	191	47
AutoZone, Inc.(1)	76	326
Buckle, Inc. (The)	1,250	73
Chewy, Inc. Class A(1)	2,916	118
Five Below, Inc.(1)	424	66
Lowe’s Cos., Inc.	630	158
MarineMax, Inc.(1)	5,180	131
National Vision Holdings, Inc.(1)	2,309	67
O’Reilly Automotive, Inc.(1)	2,995	323
Ross Stores, Inc.	539	82
TJX Cos., Inc. (The)	1,338	193
Tractor Supply Co.	1,465	83
Ulta Beauty, Inc.(1)	281	154
Urban Outfitters, Inc.(1)	737	53
Warby Parker, Inc. Class A(1)	2,038	56
Williams-Sonoma, Inc.	337	66
Winmark Corp.	170	85
		2,081

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	307	78
Western Digital Corp.	538	65
		143

	Shares	Value

Textiles, Apparel & Luxury Goods—0.6%
Amer Sports, Inc.(1)	2,495	$86
Crocs, Inc.(1)	156	13
Deckers Outdoor Corp.(1)	1,497	152
Kontoor Brands, Inc.	1,582	126
Lululemon Athletica, Inc.(1)	44	8
Tapestry, Inc.	2,013	228
Wolverine World Wide, Inc.	1,306	36
		649

Tobacco—0.2%
Altria Group, Inc.	905	60
Philip Morris International, Inc.	685	111
Turning Point Brands, Inc.	430	42
		213

Trading Companies & Distributors—0.6%
DXP Enterprises, Inc.(1)	339	40
Fastenal Co.	5,695	279
FTAI Aviation Ltd.	256	43
McGrath RentCorp.	852	100
United Rentals, Inc.	153	146
W.W. Grainger, Inc.	69	66
		674

Water Utilities—0.0%
American States Water Co.	604	44
Wireless Telecommunication Services—0.2%
Millicom International Cellular S.A.	2,378	115
Telephone & Data Systems, Inc.	1,051	41
T-Mobile US, Inc.	358	86
		242

Total Common Stocks (Identified Cost $50,177)		51,814

Special Purpose Acquisition Companies—0.1%
Insurance—0.1%
Oscar Health, Inc. Class A(1)	3,520	67
Total Special Purpose Acquisition Companies (Identified Cost $56)		67

Master Limited Partnerships and Related Companies—0.5%
Diversified—0.2%
Alliance Resource Partners LP	612	15
Black Stone Minerals LP	9,484	125
	Shares	Value

Diversified—continued
CVR Partners LP	767	$69
		209

Downstream/Other—0.0%
USA Compression Partners LP	2,149	51
Electric, LDC & Power—0.0%
Suburban Propane Partners LP	1,994	37
Gathering/Processing—0.1%
Western Midstream Partners LP	1,346	53
Petroleum Transportation & Storage—0.1%
Genesis Energy LP	6,323	106
Thermal Coal—0.1%
Natural Resource Partners LP	714	75
Total Master Limited Partnerships and Related Companies (Identified Cost $507)		531

Total Long-Term Investments—49.3% (Identified Cost $50,740)		52,412

	Par Value
Short-Term Investments—37.7%
Certificate of Deposit—0.9%
Mitsubishi UFJ Trust and Banking Corp. 4.100% 10/1/25	$1,000	1,000
Total Certificate of Deposit (Identified Cost $1,000)		1,000

	Shares
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(2)	785,894	786
Total Money Market Mutual Fund (Identified Cost $786)		786

	Par Value
U.S. Government Securities—36.1%
U.S. Treasury Bills
0.000%, 10/2/25(3)	$15,000	14,998
0.000%, 10/7/25(3)	5,000	4,997
0.000%, 10/9/25(3)	5,000	4,996
0.000%, 12/9/25(3)	2,500	2,481
0.000%, 12/11/25(3)	5,000	4,962
0.000%, 12/18/25(3)	3,000	2,975
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value
0.000%, 1/6/26(3)	$3,000	$2,969
Total U.S. Government Securities (Identified Cost $38,372)		38,378

Total Short-Term Investments (Identified Cost $40,158)		40,164

TOTAL INVESTMENTS—87.0% (Identified Cost $90,898)		$92,576
Other assets and liabilities, net—13.0%		13,855
NET ASSETS—100.0%		$106,431

Abbreviations:
BDC	Business Development Companies
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	94%
Ireland	1
Japan	1
Bermuda	1
Israel	1
United Kingdom	1
Marshall Islands	1
Total	100%
† % of total investments as of September 30, 2025.

Exchange-traded futures contracts as of September 30, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE China A50 Index Future	October 2025	165	$2,494	$—	$(18)
Hang Seng Index Future	October 2025	9	1,556	20	—
HSCEI Index Future	October 2025	20	1,231	14	—
IBEX 35 Index Future	October 2025	1	182	2	—
MSCI Singapore IX ETS Future	October 2025	5	173	—	— (1)
Brazil Real Future	November 2025	10	187	1	—
Low Sulphur Gas Oil Future	November 2025	16	1,099	23	—
Natural Gas Future	November 2025	9	297	—	(1)
NY Harbor ULSD Future	November 2025	9	878	—	(5)
Soybean Future	November 2025	17	851	—	(29)
WTI Crude Future	November 2025	20	1,247	—	(4)
2 Year U.S. Treasury Note Future	December 2025	20	4,168	—	(5)
3 Year Australian Bond Future	December 2025	10	707	—	(2)
5 Year U.S. Treasury Note Future	December 2025	6	655	—	(3)
10 Year Canadian Bond Future	December 2025	41	3,608	9	—
10 Year U.K. Gilt Future	December 2025	6	733	4	—
10 Year U.S. Ultra Future	December 2025	6	690	8	—
Australian Dollar Future	December 2025	15	993	9	—
Brent Crude Future	December 2025	14	924	—	(7)
British Pound Future	December 2025	5	420	— (1)	—
Canadian Dollar Future	December 2025	109	7,859	—	(65)
Cocoa Future	December 2025	1	67	—	— (1)
Copper Future	December 2025	9	1,093	52	—
Dollar Index Future	December 2025	3	292	—	— (1)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Euro FX Currency Future	December 2025	69	$10,171	$—	$(11)
Euro STOXX 50® Index Future	December 2025	34	2,212	35	—
Euro-BTP Future	December 2025	18	2,533	7	—
Euro-OAT Future	December 2025	150	21,371	—	(62)
FTSE 100 Index Future	December 2025	1	126	1	—
FTSE/JSE Top 40 Future	December 2025	4	237	8	—
Gold Future	December 2025	13	5,035	332	—
Japanese Yen Future	December 2025	52	4,429	—	(15)
Live Cattle Future	December 2025	4	376	—	(11)
LME Aluminium Future	December 2025	25	1,676	33	—
LME Zinc Future	December 2025	1	74	3	—
Mexican Peso Future	December 2025	61	1,651	31	—
MSCI EAFE® Index Future	December 2025	34	4,735	13	—
MSCI Emerging Markets Index Future	December 2025	91	6,187	102	—
Nasdaq 100® E-Mini Index Future	December 2025	12	5,976	131	—
S&P 500® E-Mini Index Future	December 2025	4	1,348	6	—
S&P Mid 400® E-Mini Index Future	December 2025	16	5,258	—	(36)
S&P/TSX 60 Index Future	December 2025	1	255	6	—
SPI 200 Index Future	December 2025	9	1,321	—	(8)
STOXX Europe 600 Future	December 2025	159	5,222	2	—
TOPIX Index Future	December 2025	18	3,823	14	—
U.S. Treasury Ultra Bond Future	December 2025	1	120	— (1)	—
Sugar #11World Future	March 2026	3	56	—	(2)
				$866	$(284)
Short Contracts:
Indian Rupee Future	October 2025	(138)	(3,101)	21	—
Gasoline RBOB Future	November 2025	(14)	(1,130)	11	—
10 Year Australian Bond Future	December 2025	(143)	(10,726)	7	—
10 Year Euro-Bund Future	December 2025	(57)	(8,604)	—	(12)
10 Year U.S. Treasury Note Future	December 2025	(96)	(10,800)	28	—
30 Year Euro-BUXL Bond Future	December 2025	(1)	(134)	—	(3)
Corn Future	December 2025	(87)	(1,807)	32	—
Cotton No. 2 Future	December 2025	(17)	(559)	16	—
Euro-BOBL Future	December 2025	(1)	(138)	—	— (1)
Euro-Schatz Future	December 2025	(3)	(377)	— (1)	—
LME Aluminium Future	December 2025	(8)	(536)	—	(19)
LME Nickel Future	December 2025	(4)	(365)	4	—
Russell 2000® E-Mini Index Future	December 2025	(34)	(4,174)	4	—
Soybean Meal Future	December 2025	(54)	(1,476)	76	—
Soybean Oil Future	December 2025	(19)	(564)	28	—
3-Month EURIBOR Future	March 2026	(6)	(1,726)	— (1)	—
3-Month SOFR Future	March 2026	(57)	(13,752)	—	(5)
3-Month SONIA Index Future	March 2026	(16)	(5,178)	—	— (1)
				227	(39)
Total				$1,093	$(323)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of September 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	750	USD	957	UBS AG	12/17/25	$—	$(6)
NOK	34,000	USD	3,416	UBS AG	12/17/25	—	(9)
NZD	5,400	USD	3,169	UBS AG	12/17/25	—	(29)
PLN	1,000	USD	276	UBS AG	12/17/25	—	(1)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2025 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SEK	10,000	USD	1,068	UBS AG	12/17/25	$—	$— (1)
SGD	375	USD	295	UBS AG	12/17/25	—	(3)
USD	9,384	CHF	7,375	UBS AG	12/17/25	32	—
USD	2,003	NOK	20,000	UBS AG	12/17/25	—	(1)
USD	3,013	NZD	5,100	UBS AG	12/17/25	48	—
USD	4,517	SEK	42,000	UBS AG	12/17/25	33	—
ZAR	3,500	USD	199	UBS AG	12/17/25	3	—
Total						$116	$(49)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Over-the-counter equity basket total return swap outstanding as of September 30, 2025 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(21,717)	$—	$(21,717)	(20.40)%
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC (“MS”) as of September 30, 2025:
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Aerospace & Defense
Archer Aviation, Inc.-A	USFF -0.450%	Quarterly	MS	5/2/2028	(2,581)	$(25)	$(25)	$—
Boeing Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(213)	(46)	(46)	—
Intuitive Machines, Inc.	USFF -0.790%	Quarterly	MS	5/2/2028	(9,852)	(104)	(104)	—
Mercury Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(594)	(46)	(46)	—
Teledyne Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(18)	(10)	(10)	—
						(231)	(231)	—
Air Freight & Logistics
FedEx Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(246)	(58)	(58)	—
United Parcel Service, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,986)	(166)	(166)	—
						(224)	(224)	—
Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(1,579)	(136)	(136)	—
BorgWarner, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,126)	(50)	(50)	—
Goodyear Tire & Rubber Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(18,347)	(137)	(137)	—
						(323)	(323)	—
Automobiles
Harley-Davidson, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,472)	(69)	(69)	—

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Banks
Amerant Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,933)	$(95)	$(95)	$—
Columbia Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,718)	(71)	(71)	—
Eastern Bankshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,373)	(97)	(97)	—
Glacier Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,981)	(486)	(486)	—
Huntington Bancshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(20,260)	(350)	(350)	—
Keycorp	USFF -0.450%	Quarterly	MS	5/2/2028	(4,879)	(91)	(91)	—
Pinnacle Financial Partners, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,459)	(324)	(324)	—
Triumph Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,237)	(62)	(62)	—
Truist Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,655)	(76)	(76)	—
Trustmark Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,185)	(87)	(87)	—
Washington Trust Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,735)	(50)	(50)	—
						(1,789)	(1,789)	—
Beverages
Brown-Forman Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,027)	(136)	(136)	—
Celsius Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(691)	(40)	(40)	—
Coca-Cola Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(67)	(5)	(5)	—
Constellation Brands, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(240)	(32)	(32)	—
Keurig Dr Pepper, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,148)	(55)	(55)	—
Molson Coors Beverage Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,215)	(100)	(100)	—
						(368)	(368)	—
Biotechnology
Arrowhead Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,410)	(49)	(49)	—
Biogen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(998)	(140)	(140)	—
Bridgebio Pharma, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8)	(0)	(0)	—
Exact Sciences Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,324)	(72)	(72)	—
Immunovant, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,943)	(112)	(112)	—
Intellia Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,840)	(49)	(49)	—
Ionis Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(564)	(37)	(37)	—
Regeneron Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(182)	(102)	(102)	—
Sarepta Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,033)	(20)	(20)	—
Twist Bioscience Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,215)	(90)	(90)	—
Ultragenyx Pharmaceutical, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,821)	(55)	(55)	—
Vaxcyte, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,684)	(97)	(97)	—
Vera Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,256)	(66)	(66)	—
						(889)	(889)	—
Building Products
Masterbrand, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,525)	(165)	(165)	—

Capital Markets
Coinbase Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(259)	(87)	(87)	—
DigitalBridge Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,618)	(42)	(42)	—
Robinhood Markets, Inc. - A	USFF -0.450%	Quarterly	MS	5/2/2028	(87)	(13)	(13)	—
XP, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,351)	(44)	(44)	—
						(186)	(186)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Chemicals
Air Products & Chemicals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(326)	$(89)	$(89)	$—
Albemarle Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,457)	(118)	(118)	—
Ashland, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(652)	(31)	(31)	—
Aspen Aerogels, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,621)	(53)	(53)	—
Celanese Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,379)	(58)	(58)	—
Dow, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,103)	(94)	(94)	—
FMC Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,028)	(102)	(102)	—
International Flavors & Fragrances, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(708)	(43)	(43)	—
LyondellBasell Industries N.V.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,404)	(69)	(69)	—
Olin Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,274)	(107)	(107)	—
Sherwin-Williams Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(104)	(36)	(36)	—
Westlake Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,384)	(107)	(107)	—
						(907)	(907)	—
Commercial Services & Supplies
ACV Auctions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,547)	(65)	(65)	—
Deluxe Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,015)	(58)	(58)	—
HNI Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,323)	(156)	(156)	—
						(279)	(279)	—
Communications Equipment
Ituran Location and Control Ltd.	USFF -0.690%	Quarterly	MS	5/2/2028	(1,459)	(52)	(52)	—

Construction & Engineering
Tutor Perini Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(698)	(46)	(46)	—

Construction Materials
Martin Marietta Materials	USFF -0.450%	Quarterly	MS	5/2/2028	(3)	(2)	(2)	—

Consumer Finance
Lendingtree, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(309)	(20)	(20)	—
Upstart Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,692)	(86)	(86)	—
						(106)	(106)	—
Consumer Staples Distribution & Retail
Target Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,176)	(105)	(105)	—

Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(8,648)	(71)	(71)	—
International Paper Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,655)	(77)	(77)	—
O-I Glass, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,948)	(38)	(38)	—
						(186)	(186)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Diversified REITs
Apartment Investment and Management Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,847)	$(86)	$(86)	$—
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,224)	(36)	(36)	—
Global Net Lease, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,315)	(76)	(76)	—
Healthcare Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,225)	(22)	(22)	—
Host Hotels & Resorts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,096)	(70)	(70)	—
One Liberty Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,042)	(23)	(23)	—
Realty Income Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(801)	(49)	(49)	—
Ryman Hospitality Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(514)	(46)	(46)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,276)	(86)	(86)	—
						(494)	(494)	—
Diversified Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,634)	(101)	(101)	—

Electric Utilities
Edison International	USFF -0.450%	Quarterly	MS	5/2/2028	(1,865)	(103)	(103)	—

Electrical Equipment
Vertiv Holdings Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(95)	(14)	(14)	—

Electronic Equipment, Instruments & Components
Coherent Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,223)	(132)	(132)	—
Insight Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(116)	(13)	(13)	—
Ouster, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,745)	(47)	(47)	—
						(192)	(192)	—
Energy Equipment & Services
Archrock, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,495)	(145)	(145)	—
Helmerich & Payne, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,023)	(67)	(67)	—
Kodiak Gas Services LLC	USFF -0.450%	Quarterly	MS	5/2/2028	(4,002)	(148)	(148)	—
Noble Corp. plc	USFF -0.450%	Quarterly	MS	5/2/2028	(1,445)	(41)	(41)	—
Tidewater, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(700)	(37)	(37)	—
Valaris Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(975)	(47)	(47)	—
Weatherford International plc	USFF -0.450%	Quarterly	MS	5/2/2028	(1,779)	(122)	(122)	—
						(607)	(607)	—
Entertainment
Warner Bros Discovery, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,825)	(114)	(114)	—

Financial Services
Affirm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,741)	(127)	(127)	—
Block, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(898)	(65)	(65)	—
Cannae Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,261)	(78)	(78)	—
Stoneco Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,048)	(58)	(58)	—
						(328)	(328)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Food Products
Conagra Brands, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,582)	$(102)	$(102)	$—
Freshpet, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,365)	(240)	(240)	—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(5,220)	(136)	(136)	—
McCormick & Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,718)	(115)	(115)	—
Mondelez International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,877)	(180)	(180)	—
						(773)	(773)	—
Gas Utilities
Atmos Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(259)	(44)	(44)	—

Ground Transportation
FTAI Infrastructure, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(17,555)	(77)	(77)	—

Ground Transportation
RXO, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,171)	(33)	(33)	—

Health Care REITs
Diversified Healthcare Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(22,486)	(99)	(99)	—
Universal Health Realty Income Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(1,047)	(41)	(41)	—
						(140)	(140)	—
Healthcare Equipment & Supplies
Abbott Laboratories	USFF -0.450%	Quarterly	MS	5/2/2028	(220)	(30)	(30)	—
Align Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(688)	(86)	(86)	—
Baxter International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,642)	(60)	(60)	—
Cooper Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(3,079)	(211)	(211)	—
ICU Medical, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(556)	(67)	(67)	—
Lantheus Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(991)	(51)	(51)	—
Quidelortho Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,591)	(76)	(76)	—
Teleflex, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(827)	(101)	(101)	—
						(682)	(682)	—
Healthcare Providers & Services
Acadia Healthcare Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,694)	(67)	(67)	—
Centene Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,487)	(53)	(53)	—
Elevance Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(226)	(73)	(73)	—
Molina Healthcare, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(291)	(56)	(56)	—
UnitedHealth Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(401)	(138)	(138)	—
						(387)	(387)	—
Healthcare Technology
Doximity, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(272)	(20)	(20)	—
Veeva Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(360)	(107)	(107)	—
						(127)	(127)	—
Hotel & Resort REITs
Xenia Hotels & Resorts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,241)	(86)	(86)	—

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Hotels, Restaurants & Leisure
Cava Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,031)	$(62)	$(62)	$—
Churchill Downs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,086)	(105)	(105)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,001)	(37)	(37)	—
Genius Sports Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,585)	(94)	(94)	—
Marriott International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(402)	(105)	(105)	—
Pursuit Attractions and Hospitality, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,978)	(72)	(72)	—
						(475)	(475)	—
Household Durables
Hovnanian Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(133)	(17)	(17)	—
Lennar Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(738)	(93)	(93)	—
Taylor Morrison Home Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,878)	(124)	(124)	—
						(234)	(234)	—
Independent Power and Renewable Electricity Producers
Clearway Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(565)	(15)	(15)	—
Ormat Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,180)	(114)	(114)	—
						(129)	(129)	—
Industrial REITs
Americold Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,653)	(130)	(130)	—
Lineage, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,055)	(118)	(118)	—
Prologis, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,956)	(224)	(224)	—
						(472)	(472)	—
Insurance
Baldwin Insurance Group, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(2,467)	(70)	(70)	—
Erie Indemnity Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(101)	(32)	(32)	—
Trupanion, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,344)	(101)	(101)	—
						(203)	(203)	—
Interactive Media & Services
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,226)	(63)	(63)	—

IT Services
DigitalOcean Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,317)	(45)	(45)	—
Gartner, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(210)	(55)	(55)	—
Globant S.A.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,221)	(70)	(70)	—
International Business Machines Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(281)	(79)	(79)	—
MongoDB, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(296)	(92)	(92)	—
Wix.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(45)	(8)	(8)	—
						(349)	(349)	—
Leisure Products
Mattel, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,605)	(44)	(44)	—

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Life Sciences Tools & Services
Avantor, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,487)	$(106)	$(106)	$—
Bruker Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,915)	(95)	(95)	—
Charles River Laboratories International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(297)	(46)	(46)	—
Danaher Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(257)	(51)	(51)	—
ICON plc	USFF -0.450%	Quarterly	MS	5/2/2028	(338)	(59)	(59)	—
NeoGenomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,701)	(67)	(67)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(142)	(69)	(69)	—
						(493)	(493)	—
Machinery
Deere & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(126)	(58)	(58)	—
Dover Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(599)	(100)	(100)	—
						(158)	(158)	—
Media
Charter Communications, Inc.-A	USFF -0.450%	Quarterly	MS	5/2/2028	(507)	(140)	(140)	—
Comcast Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,431)	(77)	(77)	—
EchoStar Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(502)	(38)	(38)	—
Omnicom Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,143)	(256)	(256)	—
Sirius Xm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,560)	(106)	(106)	—
Trade Desk, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,126)	(55)	(55)	—
						(672)	(672)	—
Metals & Mining
Alpha Metallurgical Resources, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(284)	(46)	(46)	—
Cleveland-Cliffs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,729)	(119)	(119)	—
Ivanhoe Electric, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,591)	(108)	(108)	—
						(273)	(273)	—
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,018)	(59)	(59)	—
Annaly Capital Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,402)	(69)	(69)	—
Blackstone Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,769)	(125)	(125)	—
Ladder Capital Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,488)	(49)	(49)	—
New York Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,054)	(49)	(49)	—
Two Harbors Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,748)	(17)	(17)	—
						(368)	(368)	—
Multi-Utilities
Ameren Corporation	USFF -0.450%	Quarterly	MS	5/2/2028	(995)	(104)	(104)	—
Black Hills Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,250)	(262)	(262)	—
Centerpoint Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,454)	(95)	(95)	—
Dominion Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,830)	(112)	(112)	—
Sempra Energy	USFF -0.450%	Quarterly	MS	5/2/2028	(1,313)	(118)	(118)	—
						(691)	(691)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Oil, Gas & Consumable Fuels
Chord Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(417)	$(41)	$(41)	$—
Comstock Resources, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,211)	(84)	(84)	—
Crescent Energy Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(15,064)	(134)	(134)	—
Delek US Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,598)	(52)	(52)	—
Diamondback Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(770)	(110)	(110)	—
EQT Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,098)	(114)	(114)	—
Expand Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(437)	(46)	(46)	—
HF Sinclair Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,880)	(98)	(98)	—
Kinder Morgan, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,237)	(63)	(63)	—
Murphy Oil Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,841)	(109)	(109)	—
PBF Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,843)	(56)	(56)	—
Peabody Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,275)	(60)	(60)	—
Scorpio Tankers, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,205)	(68)	(68)	—
SFL Corp. Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,238)	(47)	(47)	—
SM Energy Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,504)	(38)	(38)	—
Uranium Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,208)	(96)	(96)	—
Viper Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,899)	(111)	(111)	—
						(1,327)	(1,327)	—
Personal Care Products
Coty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(22,063)	(89)	(89)	—
elf Beauty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(382)	(50)	(50)	—
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,098)	(97)	(97)	—
						(236)	(236)	—
Pharmaceuticals
Crinetics Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,316)	(96)	(96)	—
Elanco Animal Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,117)	(43)	(43)	—
Eli Lilly & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(94)	(72)	(72)	—
Organon & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,573)	(81)	(81)	—
Royalty Pharma plc	USFF -0.450%	Quarterly	MS	5/2/2028	(2,976)	(105)	(105)	—
						(397)	(397)	—
Professional Services
Automatic Data Processing, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(139)	(41)	(41)	—
Booz Allen Hamilton Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,025)	(102)	(102)	—
						(143)	(143)	—
Real Estate Management & Development
Compass, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,928)	(15)	(15)	—
Kennedy-Wilson Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,111)	(51)	(51)	—
						(66)	(66)	—
Residential REITs
NexPoint Residential Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,492)	(48)	(48)	—
Veris Residential, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,677)	(86)	(86)	—
						(134)	(134)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(4,445)	$(90)	$(90)	$—
Agree Realty Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,376)	(98)	(98)	—
Cbl & Associates Properties	USFF -0.450%	Quarterly	MS	5/2/2028	(2,593)	(79)	(79)	—
InvenTrust Properties Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,855)	(82)	(82)	—
Kite Realty Group Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(3,336)	(74)	(74)	—
NNN REIT, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(868)	(37)	(37)	—
						(460)	(460)	—
Semiconductors & Semiconductor Equipment
ACM Research, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,269)	(50)	(50)	—
Advanced Micro Devices, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(654)	(106)	(106)	—
Applied Materials, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(70)	(14)	(14)	—
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,182)	(115)	(115)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,374)	(84)	(84)	—
Entegris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,701)	(157)	(157)	—
First Solar, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(701)	(155)	(155)	—
FormFactor, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,535)	(56)	(56)	—
Ichor Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(471)	(8)	(8)	—
Impinj, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(254)	(46)	(46)	—
Marvell Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,055)	(89)	(89)	—
Microchip Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(678)	(44)	(44)	—
MKS Instruments, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(405)	(50)	(50)	—
ON Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,229)	(110)	(110)	—
Onto Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,396)	(180)	(180)	—
Semtech Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(163)	(12)	(12)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(286)	(86)	(86)	—
Synaptics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(799)	(55)	(55)	—
Teradyne, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(351)	(48)	(48)	—
Veeco Instruments, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,366)	(72)	(72)	—
						(1,537)	(1,537)	—
Software
Adobe, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(117)	(41)	(41)	—
Alkami Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,383)	(59)	(59)	—
Asana, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,863)	(38)	(38)	—
Aurora Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(13,632)	(74)	(74)	—
Braze, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,290)	(65)	(65)	—
C3.Ai, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,937)	(34)	(34)	—
Confluent, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,762)	(55)	(55)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(732)	(33)	(33)	—
Intapp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,527)	(63)	(63)	—
Microstrategy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(72)	(23)	(23)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(204)	(40)	(40)	—
Open Text Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,376)	(126)	(126)	—
Pagaya Technologies Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,198)	(65)	(65)	—
Palo Alto Networks, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,386)	(282)	(282)	—
Porch Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,704)	(45)	(45)	—
Riot Platforms, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,527)	(29)	(29)	—
Samsara, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,508)	(56)	(56)	—
SPS Commerce, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(561)	(59)	(59)	—
UiPath, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,746)	(23)	(23)	—
Unity Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,015)	(161)	(161)	—
						(1,371)	(1,371)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Specialized REITs
American Tower Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(232)	$(44)	$(44)	$—
Digital Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(415)	(72)	(72)	—
Equinix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(64)	(50)	(50)	—
National Storage Affiliates Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(1,580)	(48)	(48)	—
						(214)	(214)	—
Specialty Retail
Abercrombie & Fitch Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(454)	(39)	(39)	—
Advance Auto Parts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,176)	(134)	(134)	—
Carvana Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(11)	(4)	(4)	—
RealReal, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(2,626)	(28)	(28)	—
Wayfair, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(185)	(16)	(16)	—
						(221)	(221)	—
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,529)	(111)	(111)	—

Textiles, Apparel & Luxury Goods
Nike, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(192)	(13)	(13)	—
PVH Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(554)	(47)	(47)	—
Steven Madden Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,562)	(86)	(86)	—
						(146)	(146)	—
Trading Companies & Distributors
QXO, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,245)	(100)	(100)	—
Xometry, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,382)	(130)	(130)	—
						(230)	(230)	—
Water Utilities
American Water Works Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(927)	(129)	(129)	—
Essential Utilities, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,548)	(142)	(142)	—
						(271)	(271)	—
Total						$(21,717)	$(21,717)	$—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$38,378	$—	$38,378
Equity Securities:
Common Stocks	51,814	51,814	—
Master Limited Partnerships and Related Companies	531	531	—
Special Purpose Acquisition Companies	67	67	—
Certificate of Deposit	1,000	—	1,000
Money Market Mutual Fund	786	786	—
Other Financial Instruments:
Futures Contracts	1,093	1,093	—
Forward Foreign Currency Exchange Contracts*	116	—	116
Total Assets	93,785	54,291	39,494
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(49)	—	(49)
Over-the-Counter Equity Basket Total Return Swap*	— (1)	—	— (1)
Futures Contracts	(323)	(323)	—
Total Liabilities	(372)	(323)	(49)
Total Investments	$93,413	$53,968	$39,445

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS(Unaudited)
September 30, 2025
(Unaudited)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.